Trade and other payables	12 Months Ended
Dec. 31, 2024
Trade and other payables [abstract]
Disclosure of trade and other payables [text block]	Trade and other payables

	December 31, 2024	December 31, 2023
Trade payables – supply chain financing arrangement - domestic operations	23,219	21,967
Trade payables – supply chain financing arrangement - foreign operations	195,000	162,651
	218,219	184,618